Interest in other entities - Commitments and contingent liabilities in respect of joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Interest in other entities
Commitment to provide funding for joint venture's commitments, if called	$ 278	$ 605
Estimated fair value of call options	$ 100